Income Taxes (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance	$ 2,100,000	$ 949,000,000
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	0	0
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 0	$ 0